Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,542,250
Previously Paid Amount
Total Fee Amount	2,379.52
Total Offset Amount
Net Fee	$ 2,379.52